SUPPLEMENT DATED JULY 21, 2014
to

PROSPECTUSES DATED MAY 1, 2014
FOR FUTURITY CORPORATE VUL
AND SUN LIFE LARGE CASE VUL

PROSPECTUS DATED MAY 1, 2008
FOR SUN LIFE CORPORATE VUL

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
(FORMERLY KNOWN AS SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.))
DELAWARE LIFE VARIABLE ACCOUNT G
(FORMERLY KNOWN AS SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G)

1.
Effective immediately, the name of the company that issued your Policy has changed from Sun Life Assurance Company of Canada (U.S.) to Delaware Life Insurance Company. The name of the separate account supporting your Policy has been also changed, from Sun Life of Canada (U.S.) Variable Account G to Delaware Life Variable Account G.

As a result of the name changes, any and all references throughout the Prospectus to Sun Life Assurance Company of Canada (U.S.) is hereby deleted and replaced by Delaware Life Insurance Company and all references to Sun Life (U.S.) and Sun Life of Canada (U.S.) are hereby deleted and replaced by Delaware Life. Any reference to Sun Life Assurance Company of Canada as an affiliate is hereby deleted.

2.	The section in the Prospectus entitled “About Who We Are” is hereby deleted and replaced with the following:

About Who We Are

We are a stock life insurance company incorporated under the laws of Delaware on January 12, 1970. We do business in 49 states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands, and we have an insurance company subsidiary that does business in New York. The address for our Executive Office is 96 Worcester Street, Wellesley Hills, Massachusetts 02481.

Our parent is Delaware Life Holdings, LLC, a limited liability company organized under the laws of the State of Delaware on December 12, 2012. Delaware Life Holdings, LLC is ultimately controlled by Todd L. Boehly and Mark R. Walter.

3.	The brand name of your Policy has also been modified to remove Sun Life branding, as reflected in the following table:

Former Policy Name	New Policy Name

Sun Life Large Case VUL	Large Case VUL
Sun Life Corporate VUL	Corporate VUL

Please retain this supplement with your prospectus for future reference.

Variable Account G 7/2014